Income taxes (Schedule of Income (loss) Before Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income (loss) before income taxes	$ 11,888	$ 5,054	$ (70,910)
Domestic
Income (loss) before income taxes	15,004	9,034	(62,905)
Foreign
Income (loss) before income taxes	$ (3,116)	$ (3,980)	$ (8,005)